Income Taxes - Schedule of Effective Income Tax Rate Differs from Amount Computed by Applying Statutory Income Tax Rate to Loss Before Income Taxes (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory income tax benefit, tax	₨ (103,494)		₨ (459,308)	₨ (283,979)
Temporary differences reversing in the Tax Holiday Period, tax	223,897		428,034	223,409
Taxes on intercompany transaction reversing in the Tax Holiday Period, tax	741,474		256,143	321,323
Valuation allowance on net operating losses, tax	4,275		8,532	(61,092)
Other difference, tax	26,180		94,344	53,451
Income tax expense	₨ 892,333	$ 13,760	₨ 327,745	₨ 253,112
Statutory income tax benefit, percent	(34.60%)	(34.60%)	(34.61%)	(33.99%)
Temporary differences reversing in the Tax Holiday Period, percent	74.87%	74.87%	32.25%	26.74%
Taxes on intercompany transaction reversing in the Tax Holiday Period, percent	247.96%	247.96%	19.30%	38.46%
Valuation allowance on net operating losses, percent	1.42%	1.42%	0.64%	(7.31%)
Other difference, percent	8.55%	8.55%	7.11%	6.40%
Income tax expense, percent	298.20%	298.20%	24.70%	30.30%